October 4, 1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Scudder Financial Services Fund, Scudder Health Care Fund, Scudder Technology Fund (the "Funds"), each a series of Scudder Securities Trust (the "Trust") (Reg. No. 2-36238) (811-2021) Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Funds hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 65 to the Trust's Registration Statement on Form N-1A (the "Amendment") does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on September 30, 1999.

         Comments or questions concerning this certificate may be directed to Lauren Giudice at (617) 295-2560.

                                Very truly Yours,

                                Scudder Technology Fund
                                Scudder Health Care Fund
                                Scudder Financial Services Fund


                            By: /s/ Caroline Pearson
                                -------------------------
                                Caroline Pearson
                                Assistant Secretary
                                Scudder Securities Trust


cc:      Dechert Price & Rhoads